UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1, 2023 – January 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam INVESTMENTS
A Franklin Templeton Company

Putnam Large Cap Growth Fund

Semiannual report
1 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Growth funds look for stocks of companies that have the potential to grow over time.

FUND SYMBOL
CLASS A
POGAX

Putnam
Large Cap Growth
Fund

Semiannual report
1 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	31

Message from the Trustees

March 12, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 1/31/24. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

2 Large Cap Growth Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 7/31/23	0.90%	1.65%	1.65%	1.15%	0.64%	0.54%	0.65%
Annualized expense ratio for the
six-month period ended 1/31/24*	0.92%	1.67%	1.67%	1.17%	0.67%	0.57%	0.67%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Includes a decrease of 0.06% from annualizing the performance fee adjustment for the six months ended 1/31/24.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 8/1/23 to 1/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.88	$8.85	$8.85	$6.21	$3.56	$3.03	$3.56
Ending value (after expenses)	$1,112.00	$1,108.10	$1,107.90	$1,110.70	$1,113.50	$1,114.10	$1,113.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (366).

Large Cap Growth Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 1/31/24, use the following calculation method. To find the value of your investment on 8/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$4.67	$8.47	$8.47	$5.94	$3.40	$2.90	$3.40
Ending value (after expenses)	$1,020.51	$1,016.74	$1,016.74	$1,019.25	$1,021.77	$1,022.27	$1,021.77

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (366).

4 Large Cap Growth Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Large Cap Growth Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Large Cap Growth Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Large Cap Growth Fund 7

The fund’s portfolio 1/31/24 (Unaudited)

COMMON STOCKS (97.9%)*	Shares	Value
Aerospace and defense (0.8%)
TransDigm Group, Inc.	67,179	$73,405,150
		73,405,150
Automobiles (1.7%)
Tesla, Inc. †	843,379	157,956,453
		157,956,453
Broadline retail (7.1%)
Amazon.com, Inc. †	4,394,069	681,959,509
		681,959,509
Building products (0.9%)
Trane Technologies PLC	341,466	86,066,505
		86,066,505
Capital markets (0.8%)
MSCI, Inc. S	76,287	45,666,924
S&P Global, Inc.	77,115	34,574,510
		80,241,434
Chemicals (0.9%)
Sherwin-Williams Co. (The)	278,298	84,708,345
		84,708,345
Commercial services and supplies (0.7%)
Waste Connections, Inc.	401,283	62,303,199
		62,303,199
Consumer staples distribution and retail (1.8%)
Costco Wholesale Corp.	250,694	174,202,247
		174,202,247
Entertainment (2.2%)
Live Nation Entertainment, Inc. † S	629,892	55,965,904
Netflix, Inc. †	148,846	83,965,517
Universal Music Group NV (Netherlands)	2,418,420	71,201,098
		211,132,519
Financial services (5.3%)
Mastercard, Inc. Class A	611,709	274,798,034
Visa, Inc. Class A S	835,470	228,300,532
		503,098,566
Ground transportation (2.3%)
Canadian Pacific Kansas City, Ltd. (Canada)	1,141,642	91,867,932
Uber Technologies, Inc. †	1,940,825	126,677,648
		218,545,580
Health care equipment and supplies (3.6%)
Boston Scientific Corp. †	1,335,750	84,499,545
Dexcom, Inc. †	724,387	87,904,362
IDEXX Laboratories, Inc. †	80,658	41,545,323
Intuitive Surgical, Inc. †	356,037	134,660,314
		348,609,544
Health care providers and services (2.3%)
UnitedHealth Group, Inc.	431,298	220,712,439
		220,712,439

8 Large Cap Growth Fund

COMMON STOCKS (97.9%)* cont.	Shares	Value
Hotels, restaurants, and leisure (3.0%)
Booking Holdings, Inc. †	40,154	$140,838,950
Chipotle Mexican Grill, Inc. †	42,887	103,304,919
DraftKings, Inc. Class A †	1,102,096	43,036,849
		287,180,718
Interactive media and services (8.4%)
Alphabet, Inc. Class C †	3,702,984	525,083,131
Meta Platforms, Inc. Class A †	710,705	277,274,449
		802,357,580
Life sciences tools and services (1.2%)
Danaher Corp.	373,944	89,712,905
Lonza Group AG (Switzerland)	45,313	22,166,476
		111,879,381
Pharmaceuticals (3.5%)
AstraZeneca PLC (United Kingdom)	674,669	89,794,173
Eli Lilly and Co.	384,620	248,314,518
		338,108,691
Real estate management and development (0.5%)
CoStar Group, Inc. †	538,218	44,930,439
		44,930,439
Semiconductors and semiconductor equipment (11.9%)
Advanced Micro Devices, Inc. †	824,471	138,255,542
Broadcom, Inc.	279,140	329,385,200
NVIDIA Corp.	1,084,161	667,051,738
		1,134,692,480
Software (24.2%)
Adobe, Inc. †	257,453	159,049,314
Cadence Design Systems, Inc. †	444,617	128,254,220
Fair Isaac Corp. †	62,229	74,601,992
HubSpot, Inc. †	136,468	83,381,948
Microsoft Corp.	3,146,636	1,251,039,541
Oracle Corp.	1,402,379	156,645,734
Palo Alto Networks, Inc. †	440,846	149,230,779
Salesforce, Inc. †	651,941	183,254,096
Synopsys, Inc. †	225,467	120,252,824
		2,305,710,448
Specialized REITs (1.3%)
American Tower Corp. R S	648,514	126,881,764
		126,881,764
Specialty retail (1.6%)
Home Depot, Inc. (The)	297,894	105,144,666
O’Reilly Automotive, Inc. †	51,800	52,993,990
		158,138,656
Technology hardware, storage, and peripherals (9.8%)
Apple, Inc.	5,053,464	931,858,762
		931,858,762
Textiles, apparel, and luxury goods (2.1%)
Lululemon Athletica, Inc. (Canada) †	274,968	124,785,978
Nike, Inc. Class B	743,202	75,457,300
		200,243,278
Total common stocks (cost $4,047,092,276)		$9,344,923,687

Large Cap Growth Fund 9

SHORT-TERM INVESTMENTS (3.7%)*		Principal amount/ shares	Value
Interest in $379,910,000 joint tri-party repurchase agreement dated 1/31/2024 with BofA Securities, Inc. due 2/1/2024 — maturity value of $61,322,061 for an effective yield of 5.320% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 7.500% and due dates ranging from 12/15/2027 to 5/20/2063, valued at $387,508,200)		$61,313,000	$61,313,000
Putnam Cash Collateral Pool, LLC 5.52% [d]	Shares	133,772,235	133,772,235
Putnam Short Term Investment Fund Class P 5.47% L	Shares	161,535,480	161,535,480
Total short-term investments (cost $356,620,715)			$356,620,715

TOTAL INVESTMENTS
Total investments (cost $4,403,712,991)	$9,701,544,402

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $9,542,911,690.
†	This security is non-income-producing.
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

10 Large Cap Growth Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$942,289,001	$71,201,098	$—
Consumer discretionary	1,485,478,614	—	—
Consumer staples	174,202,247	—	—
Financials	583,340,000	—	—
Health care	907,349,406	111,960,649	—
Industrials	440,320,434	—	—
Information technology	4,372,261,690	—	—
Materials	84,708,345	—	—
Real estate	171,812,203	—	—
Total common stocks	9,161,761,940	183,161,747	—
Short-term investments	—	356,620,715	—
Totals by level	$9,161,761,940	$539,782,462	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Large Cap Growth Fund 11

Statement of assets and liabilities 1/31/24 (Unaudited)

ASSETS
Investment in securities, at value, including $129,514,168 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $4,108,405,276)	$9,406,236,687
Affiliated issuers (identified cost $295,307,715) (Notes 1 and 5)	295,307,715
Cash	11,592
Dividends, interest and other receivables	3,372,775
Receivable for shares of the fund sold	7,997,374
Receivable for investments sold	55,900,399
Prepaid assets	84,233
Total assets	9,768,910,775

LIABILITIES
Payable for investments purchased	70,632,923
Payable for shares of the fund repurchased	12,020,835
Payable for compensation of Manager (Note 2)	4,060,046
Payable for custodian fees (Note 2)	28,409
Payable for investor servicing fees (Note 2)	2,076,235
Payable for Trustee compensation and expenses (Note 2)	1,259,883
Payable for administrative services (Note 2)	128,224
Payable for distribution fees (Note 2)	1,478,523
Collateral on securities loaned, at value (Note 1)	133,772,235
Other accrued expenses	541,772
Total liabilities	225,999,085

Net assets	$9,542,911,690

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$4,161,958,657
Total distributable earnings (Note 1)	5,380,953,033
Total — Representing net assets applicable to capital shares outstanding	$9,542,911,690

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($6,503,175,923 divided by 115,486,385 shares)	$56.31
Offering price per class A share (100/94.25 of $56.31)*	$59.75
Net asset value and offering price per class B share ($10,995,832 divided by 258,387 shares)**	$42.56
Net asset value and offering price per class C share ($124,588,937 divided by 2,853,020 shares)**	$43.67
Net asset value, offering price and redemption price per class R share
($15,221,047 divided by 288,249 shares)	$52.81
Net asset value, offering price and redemption price per class R5 share
($2,032,922 divided by 33,296 shares)	$61.06
Net asset value, offering price and redemption price per class R6 share
($811,500,507 divided by 13,268,382 shares)	$61.16
Net asset value, offering price and redemption price per class Y share
($2,075,396,522 divided by 34,356,875 shares)	$60.41

*On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

12 Large Cap Growth Fund

Statement of operations Six months ended 1/31/24 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign tax of $219,168)	$30,573,850
Interest (including interest income of $4,117,188 from investments in affiliated issuers) (Note 5)	4,767,933
Securities lending (net of expenses) (Notes 1 and 5)	109,424
Total investment income	35,451,207

EXPENSES
Compensation of Manager (Note 2)	21,226,909
Investor servicing fees (Note 2)	6,011,101
Custodian fees (Note 2)	52,820
Trustee compensation and expenses (Note 2)	190,625
Distribution fees (Note 2)	8,208,233
Administrative services (Note 2)	184,283
Other	869,605
Fees waived and reimbursed by Manager (Note 2)	(1,210)
Total expenses	36,742,366
Expense reduction (Note 2)	(64,914)
Net expenses	36,677,452

Net investment loss	(1,226,245)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	135,778,381
Net increase from payments by affiliates (Note 2)	5,788
Foreign currency transactions (Note 1)	(103,688)
Total net realized gain	135,680,481
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	833,346,365
Assets and liabilities in foreign currencies	10,946
Total change in net unrealized appreciation	833,357,311

Net gain on investments	969,037,792

Net increase in net assets resulting from operations	$967,811,547

The accompanying notes are an integral part of these financial statements.

Large Cap Growth Fund 13

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment loss	$(1,226,245)	$(2,221,733)
Net realized gain on investments
and foreign currency transactions	135,680,481	33,796,104
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	833,357,311	1,207,242,070
Net increase in net assets resulting from operations	967,811,547	1,238,816,441
Distributions to shareholders (Note 1):
From capital gain on investments
Net realized long-term gain on investments
Class A	(31,280,051)	(341,932,281)
Class B	(74,853)	(1,668,752)
Class C	(760,546)	(8,812,750)
Class R	(86,622)	(846,837)
Class R5	(14,571)	(146,282)
Class R6	(3,458,472)	(34,879,002)
Class Y	(9,189,869)	(88,324,986)
Increase (decrease) from capital share transactions (Note 4)	(38,468,109)	160,892,832
Total increase in net assets	884,478,454	923,098,383

NET ASSETS
Beginning of period	8,658,433,236	7,735,334,853
End of period	$9,542,911,690	$8,658,433,236

*Unaudited.

The accompanying notes are an integral part of these financial statements.

14 Large Cap Growth Fund

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Large Cap Growth Fund 15

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class A
January 31, 2024**	$50.90	(.03)	5.71	5.68	—	(.27)	(.27)	$56.31	11.20*	$6,503,176	.46*d	(.05)*d	15*
July 31, 2023	46.78	(.04)	7.13	7.09	—	(2.97)	(2.97)	50.90	16.93	6,034,496.90		(.09)	34
July 31, 2022	60.13	(.23)	(7.80)	(8.03)	—	(5.32)	(5.32)	46.78	(14.92)	5,527,590.92		(.43)	44
July 31, 2021	48.00	(.26)	14.11	13.85	—	(1.72)	(1.72)	60.13	29.50	6,953,705.99		(.50)	49
July 31, 2020	37.72	(.06)	11.84	11.78	—	(1.50)	(1.50)	48.00	32.32	5,756,280	1.05	(.15)	45
July 31, 2019	35.44	(.05)	4.71	4.66	—[e]	(2.38)	(2.38)	37.72	14.39	4,586,742	1.03	(.15)	40
Class B
January 31, 2024**	$38.67	(.16)	4.32	4.16	—	(.27)	(.27)	$42.56	10.81*	$10,996	.84*d	(.43)*d	15*
July 31, 2023	36.58	(.27)	5.33	5.06	—	(2.97)	(2.97)	38.67	16.05	14,946	1.65	(.83)	34
July 31, 2022	48.48	(.51)	(6.07)	(6.58)	—	(5.32)	(5.32)	36.58	(15.56)	25,940	1.67	(1.18)	44
July 31, 2021	39.29	(.53)	11.44	10.91	—	(1.72)	(1.72)	48.48	28.53	51,057	1.74	(1.24)	49
July 31, 2020	31.36	(.29)	9.72	9.43	—	(1.50)	(1.50)	39.29	31.36	56,457	1.80	(.88)	45
July 31, 2019	30.09	(.26)	3.91	3.65	—	(2.38)	(2.38)	31.36	13.54	60,486	1.78	(.89)	40
Class C
January 31, 2024**	$39.68	(.17)	4.43	4.26	—	(.27)	(.27)	$43.67	10.79*	$124,589	.84*d	(.43)*d	15*
July 31, 2023	37.45	(.29)	5.49	5.20	—	(2.97)	(2.97)	39.68	16.05	116,157	1.65	(.84)	34
July 31, 2022	49.51	(.51)	(6.23)	(6.74)	—	(5.32)	(5.32)	37.45	(15.56)	119,507	1.67	(1.18)	44
July 31, 2021	40.09	(.54)	11.68	11.14	—	(1.72)	(1.72)	49.51	28.53	170,111	1.74	(1.24)	49
July 31, 2020	31.98	(.30)	9.91	9.61	—	(1.50)	(1.50)	40.09	31.31	177,417	1.80	(.90)	45
July 31, 2019	30.63	(.27)	4.00	3.73	—	(2.38)	(2.38)	31.98	13.56	153,943	1.78	(.90)	40
Class R
January 31, 2024**	$47.81	(.08)	5.35	5.27	—	(.27)	(.27)	$52.81	11.07*	$15,221	.58*d	(.17)*d	15*
July 31, 2023	44.24	(.14)	6.68	6.54	—	(2.97)	(2.97)	47.81	16.64	14,422	1.15	(.34)	34
July 31, 2022	57.28	(.34)	(7.38)	(7.72)	—	(5.32)	(5.32)	44.24	(15.14)	12,524	1.17	(.68)	44
July 31, 2021	45.91	(.37)	13.46	13.09	—	(1.72)	(1.72)	57.28	29.18	14,731	1.24	(.74)	49
July 31, 2020	36.23	(.15)	11.33	11.18	—	(1.50)	(1.50)	45.91	31.99	15,852	1.30	(.40)	45
July 31, 2019	34.22	(.13)	4.52	4.39	—	(2.38)	(2.38)	36.23	14.10	11,933	1.28	(.39)	40
Class R5
January 31, 2024**	$55.10	.04	6.19	6.23	—	(.27)	(.27)	$61.06	11.35*	$2,033	.33*d	.08*d	15*
July 31, 2023	50.24	.07	7.76	7.83	—	(2.97)	(2.97)	55.10	17.25	2,898.64		.16	34
July 31, 2022	64.06	(.11)	(8.39)	(8.50)	—	(5.32)	(5.32)	50.24	(14.73)	2,416.68		(.18)	44
July 31, 2021	50.91	(.14)	15.01	14.87	—	(1.72)	(1.72)	64.06	29.82	3,130.74		(.25)	49
July 31, 2020	39.82	.04	12.55	12.59	—	(1.50)	(1.50)	50.91	32.66	2,299.78		.10	45
July 31, 2019	37.22	.06	4.96	5.02	(.04)	(2.38)	(2.42)	39.82	14.71	1,588.76		.15	40

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

16 Large Cap Growth Fund	Large Cap Growth Fund 17

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)
Class R6
January 31, 2024**	$55.16	.07	6.20	6.27	—	(.27)	(.27)	$61.16	11.41*	$811,501	.28*d	.12*d	15*
July 31, 2023	50.25	.12	7.76	7.88	—	(2.97)	(2.97)	55.16	17.35	700,519.54		.26	34
July 31, 2022	64.01	(.04)	(8.40)	(8.44)	—	(5.32)	(5.32)	50.25	(14.65)	539,847.58		(.08)	44
July 31, 2021	50.83	(.09)	14.99	14.90	—	(1.72)	(1.72)	64.01	29.93	630,666.64		(.16)	49
July 31, 2020	39.72	.08	12.53	12.61	—	(1.50)	(1.50)	50.83	32.80	456,204.68		.19	45
July 31, 2019	37.19	.08	4.96	5.04	(.13)	(2.38)	(2.51)	39.72	14.83	279,329.66		.21	40
Class Y
January 31, 2024**	$54.51	.04	6.13	6.17	—	(.27)	(.27)	$60.41	11.36*	$2,075,397	.33*d	.08*d	15*
July 31, 2023	49.75	.07	7.66	7.73	—	(2.97)	(2.97)	54.51	17.22	1,774,996.65		.16	34
July 31, 2022	63.48	(.10)	(8.31)	(8.41)	—	(5.32)	(5.32)	49.75	(14.72)	1,507,510.67		(.18)	44
July 31, 2021	50.46	(.14)	14.88	14.74	—	(1.72)	(1.72)	63.48	29.83	1,948,015.74		(.26)	49
July 31, 2020	39.49	.03	12.44	12.47	—	(1.50)	(1.50)	50.46	32.63	1,149,225.80		.08	45
July 31, 2019	36.98	.03	4.95	4.98	(.09)	(2.38)	(2.47)	39.49	14.71	716,621.78		.09	40

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waivers, the expenses of the fund reflect a reduction of less than 0.01% as a percentage of average net assets (Note 2).

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

18 Large Cap Growth Fund	Large Cap Growth Fund 19

Notes to financial statements 1/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through January 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Large Cap Growth Fund (the fund) is a non-diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek capital appreciation. The fund invests mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets (plus the amount of any borrowings for investment purposes) in companies of a size similar to those in the Russell 1000 Growth Index. This policy may be changed only after 60 days’ notice to shareholders. The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 5.75%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None
Class R5†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these

20 Large Cap Growth Fund

contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the

Large Cap Growth Fund 21

Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $62,539,260 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will

22 Large Cap Growth Fund

bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $133,772,235 and the value of securities loaned amounted to $129,514,168.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $4,074,758 to its fiscal year ending July 31, 2024 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2023 and July 31, 2023, and/or (ii) specified ordinary and currency losses recognized between November 1, 2022 and July 31, 2023).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $4,449,841,189, resulting in gross unrealized appreciation and depreciation of $5,252,170,233 and $467,020, respectively, or net unrealized appreciation of $5,251,703,213.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of

Large Cap Growth Fund 23

capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.710%	of the first $5 billion,	0.510%	of the next $50 billion,
0.660%	of the next $5 billion,	0.490%	of the next $50 billion,
0.610%	of the next $10 billion,	0.480%	of the next $100 billion and
0.560%	of the next $10 billion,	0.475%	of any excess thereafter.

In addition, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund’s average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from the base fee for that month. The performance adjustment rate is equal to 0.03 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Russell 1000 Growth Index each measured over the performance period. The maximum annualized performance adjustment rate is +/- 0.12%. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the thirty-six month performance period. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.245% of the fund’s average net assets, which included an effective base fee of 0.276% and a decrease of 0.031% ($2,733,984) based on performance.

Putnam Management has contractually agreed, through November 30, 2024, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $1,210 relating to the fund’s investment in Putnam Government Money Market Fund.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting

24 Large Cap Growth Fund

period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction. However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024. The terms of the new investment management and sub-management contracts are substantially similar to those of the previous investment management and sub-management contracts, and the fee rates payable under the new investment management and sub-management contracts are the same as the fee rates under the previous investment management and sub-management contracts.

Putnam Management voluntarily reimbursed the fund $5,788 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amount had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$4,375,666	Class R5	2,219
Class B	8,853	Class R6	177,552
Class C	83,461	Class Y	1,352,357
Class R	10,993	Total	$6,011,101

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $64,914 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $7,785, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Large Cap Growth Fund 25

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$7,534,093
Class B	1.00%	1.00%	60,922
Class C	1.00%	1.00%	575,380
Class R	1.00%	0.50%	37,838
Total			$8,208,233

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $217,098 from the sale of class A shares and received $1 and $787 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $235 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$1,276,788,702	$1,427,569,719
U.S. government securities (Long-term)	—	—
Total	$1,276,788,702	$1,427,569,719

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

26 Large Cap Growth Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	1,978,637	$101,816,122	4,479,109	$193,488,941
Shares issued in connection with
reinvestment of distributions	564,401	29,355,261	8,066,868	320,416,013
	2,543,038	131,171,383	12,545,977	513,904,954
Shares repurchased	(5,616,490)	(288,996,455)	(12,155,196)	(525,470,258)
Net increase (decrease)	(3,073,452)	$(157,825,072)	390,781	$(11,565,304)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	2,417	$95,545	4,500	$149,456
Shares issued in connection with
reinvestment of distributions	1,897	74,634	54,385	1,649,485
	4,314	170,179	58,885	1,798,941
Shares repurchased	(132,411)	(5,076,780)	(381,540)	(12,695,535)
Net decrease	(128,097)	$(4,906,601)	(322,655)	$(10,896,594)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	309,205	$12,372,825	520,406	$18,068,174
Shares issued in connection with
reinvestment of distributions	18,123	731,826	268,186	8,346,095
	327,328	13,104,651	788,592	26,414,269
Shares repurchased	(401,703)	(15,886,407)	(1,052,598)	(35,516,033)
Net decrease	(74,375)	$(2,781,756)	(264,006)	$(9,101,764)

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	57,703	$2,758,777	64,318	$2,719,055
Shares issued in connection with
reinvestment of distributions	1,775	86,622	22,661	846,837
	59,478	2,845,399	86,979	3,565,892
Shares repurchased	(72,897)	(3,602,449)	(68,411)	(2,836,395)
Net increase (decrease)	(13,419)	$(757,050)	18,568	$729,497

Large Cap Growth Fund 27

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R5	Shares	Amount	Shares	Amount
Shares sold	5,842	$330,178	3,619	$171,823
Shares issued in connection with
reinvestment of distributions	258	14,571	3,407	146,282
	6,100	344,749	7,026	318,105
Shares repurchased	(25,398)	(1,536,105)	(2,524)	(111,209)
Net increase (decrease)	(19,298)	$(1,191,356)	4,502	$206,896

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	2,407,320	$135,929,664	4,444,142	$208,047,195
Shares issued in connection with
reinvestment of distributions	58,852	3,322,798	781,910	33,583,020
	2,466,172	139,252,462	5,226,052	241,630,215
Shares repurchased	(1,896,838)	(106,076,038)	(3,269,184)	(154,214,445)
Net increase	569,334	$33,176,424	1,956,868	$87,415,770

	SIX MONTHS ENDED 1/31/24		YEAR ENDED 7/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	5,934,228	$323,883,683	10,920,490	$505,583,711
Shares issued in connection with
reinvestment of distributions	158,921	8,863,015	1,959,513	83,220,521
	6,093,149	332,746,698	12,880,003	588,804,232
Shares repurchased	(4,297,065)	(236,929,396)	(10,621,377)	(484,699,901)
Net increase	1,796,084	$95,817,302	2,258,626	$104,104,331

28 Large Cap Growth Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/23	cost	proceeds	income	of 1/31/24
Short-term investments
Putnam Cash Collateral
Pool, LLC*	$243,021,650	$654,351,368	$763,600,783	$3,379,265	$133,772,235
Putnam Government
Money Market Fund
Class G†	—	16,000,000	16,000,000	11,893	—
Putnam Short Term
Investment Fund
Class P‡	140,684,570	330,280,212	309,429,302	4,105,295	161,535,480
Total Short-term
investments	$383,706,220	$1,000,631,580	$1,089,030,085	$7,496,453	$295,307,715

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

Large Cap Growth Fund 29

Note 7: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	BofA Securities, Inc.	Total
Assets:
Repurchase agreements **	$61,313,000	$61,313,000
Total Assets	$61,313,000	$61,313,000
Liabilities:
Total Liabilities	$—	$—
Total Financial and Derivative Net Assets	$61,313,000	$61,313,000
Total collateral received (pledged)†##	$61,313,000
Net amount	$—
Controlled collateral received (including
TBA commitments)**	$—	$—
Uncontrolled collateral received	$62,539,260	$62,539,260
Collateral (pledged) (including TBA commitments)**	$—	$—

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

30 Large Cap Growth Fund

Shareholder meeting results (Unaudited)

December 11, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
74,571,824	2,588,797	6,843,959

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
74,091,922	2,884,617	7,028,041

All tabulations are rounded to the nearest whole number.

Large Cap Growth Fund 31

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Large Cap Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
U.S. POSTAGE PAID
BROCKTON, MA
PERMIT NO. 600

SA116 336243 3/24

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 26, 2024